Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

02058774

1-11443

NYSE

October 17, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STEWART & STEVENSON SERVICES, INC., Common Stock, without par value and Right to Purchase Shares of Common Stock, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 17, 2002. Tentative listing date – October 18, 2002.

Sincerely,